UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21216

        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 21.0% (14.0% of Total Investments)
$ 500	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/13 at 101.00	Baa1	$567,505
	and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23
1,250	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,291,050
	5.000%, 9/01/33
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	2,620,900
	Series 2003N, 5.125%, 6/01/37
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State	11/12 at 100.00	AAA	1,567,800
	College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured
2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AAA	2,369,815
	2004-1, 5.375%, 11/01/21 – AMBAC Insured

7,890	Total Education and Civic Organizations			8,417,070

	Health Care – 9.0% (6.1% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/08 at 102.00	AAA	524,515
	Series 1998A, 5.000%, 7/01/25 – MBIA Insured
200	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	203,084
	Project, Series 2005D, 5.250%, 7/01/30
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,649,325
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	251,933
	Health Care, Series 2005D, 5.000%, 7/01/33

3,450	Total Health Care			3,628,857

	Housing/Multifamily – 13.2% (8.8% of Total Investments)
1,750	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, Neville	12/12 at 105.00	AAA	1,969,677
	Communities, Series 2002A, 6.000%, 6/20/44
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	12/12 at 100.00	AA–	2,034,100
1,265	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2002H,	7/12 at 100.00	AAA	1,295,221
	5.200%, 7/01/42 – FSA Insured

5,015	Total Housing/Multifamily			5,298,998

	Tax Obligation/General – 35.1% (23.5% of Total Investments)
1,280	Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/21 – FGIC Insured	1/13 at 101.00	AAA	1,372,813
1,000	Malden, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – FGIC Insured	No Opt. Call	AAA	1,101,840
3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 –	No Opt. Call	AAA	3,419,160
	FSA Insured
1,025	Maynard, Massachusetts, General Obligation Bonds, Series 2003, 5.500%, 2/01/19 – MBIA Insured	2/13 at 101.00	Aaa	1,137,094
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 –	7/14 at 101.00	Aaa	1,864,707
	FGIC Insured
1,500	Pittsfield, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 4/15/18 – MBIA	4/12 at 101.00	AAA	1,605,630
	Insured
3,000	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/22 – MBIA	1/13 at 100.00	AAA	3,249,360
	Insured
300	Woburn, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 11/15/19 – MBIA Insured	11/15 at 100.00	Aaa	325,569

12,810	Total Tax Obligation/General			14,076,173

	Tax Obligation/Limited – 25.2% (16.9% of Total Investments)
3,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 –	5/13 at 100.00	AAA	3,136,770
	AMBAC Insured
2,790	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003A,	5/13 at 100.00	AAA	2,990,210
	5.250%, 5/01/22 – XLCA Insured
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – MBIA Insured	2/12 at 100.00	AAA	1,559,886
1,500	5.125%, 2/01/34 – MBIA Insured	2/12 at 100.00	AAA	1,578,495
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	538,860
	5.000%, 8/15/20 – FSA Insured
300	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	AAA	332,142
	FGIC Insured

9,565	Total Tax Obligation/Limited			10,136,363

	Transportation – 2.5% (1.8% of Total Investments)
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – MBIA Insured	7/13 at 100.00	AAA	1,045,860

	U.S. Guaranteed – 24.8% (16.6% of Total Investments) (4)
3,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	3,233,460
	2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
845	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	7/06 at 100.00	AAA	1,150,527
2,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.000%, 11/01/20	11/11 at 100.00	AAA	2,134,220
	(Pre-refunded 11/01/11) – MBIA Insured
2,145	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.250%, 1/01/18	1/13 at 100.00	AAA	2,338,136
	(Pre-refunded 1/01/13) – AMBAC Insured
1,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21	1/14 at 100.00	AAA	1,095,710
	(Pre-refunded 1/01/14) – FGIC Insured

8,990	Total U.S. Guaranteed			9,952,053

	Utilities – 5.6% (3.7% of Total Investments)
105	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy	8/16 at 100.00	Baa1	106,359
	Brayton Point Project, Series 2006, 5.000%, 2/01/36 (Alternative Minimum Tax)
1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	1,601,760
	FSA Insured
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	534,400
	FSA Insured

2,105	Total Utilities			2,242,519

	Water and Sewer – 11.8% (7.9% of Total Investments)
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	12/13 at 100.00	AAA	1,992,587
	12/01/32 – MBIA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 –	No Opt. Call	AAA	1,132,740
	FSA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%, 8/01/24	8/13 at 100.00	AAA	1,062,140
	MBIA Insured
495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, –	7/14 at 100.00	AAA	534,891
	5.000%, 7/01/16 – MBIA Insured

4,395	Total Water and Sewer			4,722,358

$ 55,220	Total Long-Term Investments (cost $56,923,926) – 148.2%			59,520,251

	Short-Term Investments – 1.0% (0.7% of Total Investments)
400	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	400,000
	Obligations, Series 1985, 3.060%, 12/01/15 – MBIA Insured (5)

$ 400	Total Short-Term Investments (cost $400,000)			400,000

	Total Investments (cost $57,323,926) – 149.2%			59,920,251

	Other Assets Less Liabilities – 1.9%			727,755

	Preferred Shares, at Liquidation Value – (51.1)%			(20,500,000)

	Net Assets Applicable to Common Shares – 100%			$40,148,006

Forward Swaps outstanding at February 28, 2006:
		Fixed Rate	Fixed Rate	Floating Rate	Floating Rate			Unrealized
	Notional	Paid by the Fund	Payment	Received by the	Payment	Effective	Terminiation	Appreciation
Counterparty	Amount	(annualized)	Frequency	Fund Based On	Frequency	Date (6)	Date	(Depreciation)

Goldman Sachs	$ 800,000	4.013%	Quarterly	BMA	Quarterly	9/14/06	9/14/26	$ (621)
Merrill Lynch	1,700,000	4.021	Quarterly	BMA	Quarterly	9/21/06	9/21/26	(2,844)

								$ (3,465)

BMA - The daily arithmetic average of the weekly BMA (Bond Market Association) Municipal Swap Index.

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Investment is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $57,749,442.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$2,660,251
Depreciation	(489,442)

Net unrealized appreciation (depreciation) of investments	$2,170,809

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.